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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F


Report for the Calender Year or Quarter Ended:                         09/30/07


Check here if Amendment       [    ];         Amendment Number:

This Amendment ( Check only one.):            [    ] is a restatement
                                              [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Solen Insurance Limited
Adress:       Shell Centre, Ferry Reach
              St Georges, GE 01
              Bermuda

Form 13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Geralda Flap            Warishna Baldew
Title:    Head of operations      Settlements officer
Phone:    31 70 3199 295          31 70 3199 334

FOR Q3 2007 WE DO NOT HOLD ANY 13F SECURITIES, SO THE FILE CONTAINS NO NAMES


Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).